Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

	Year Ended September 30,
	2021	2020	2019
Revenue
North America (mainly United States)	$2,791,472	$2,720,911	$2,582,719
Europe	622,780	613,751	598,731
Rest of the world	874,388	834,377	905,219

Total	$4,288,640	$4,169,039	$4,086,669

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2021	2020
Long-lived Assets (1)
Europe	$182,746	$211,292
North America	94,149	104,918
Rest of the world:
Israel (2)	358,329	237,561
India	48,326	38,706
Others	15,218	15,474

Total	$698,768	$607,951

(1)	Property and equipment, net.
(2)	For more details, please see also note 2 .

Revenue by Nature of Activities
Revenue by nature of activities

	Year Ended September 30,
	2021	2020	2019
Managed services arrangements	$2,546,330	$2,398,691	$2,246,279
Others	1,742,310	1,770,348	1,840,390

Total	$4,288,640	$4,169,039	$4,086,669

Summary Sales to Significant Customers
The following table summarizes the percentage of sales to significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2021, 2020 and 2019.

	Year Ended September 30,
	2021	2020	2019
Revenue
Customer 1	25.0%	25.8%	23.4%

Customer 2 (**)	19.1%	12.1%	(*)

*	Represents an amount of less than 10%.
**	Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated. See also ITEM 5 — “The Amdocs Offerings.”